UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Hedged Equity Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.5
Microsoft Corp.	6.6
Alphabet, Inc. Class A	3.7
Amazon.com, Inc.	3.1
NVIDIA Corp.	3.1
Tesla, Inc.	2.0
Meta Platforms, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.8
UnitedHealth Group, Inc.	1.5
JPMorgan Chase & Co.	1.5
32.7

Market Sectors (% of Fund's net assets)

Information Technology	28.0
Health Care	12.5
Financials	12.4
Consumer Discretionary	10.4
Communication Services	8.3
Industrials	7.9
Consumer Staples	6.3
Energy	4.1
Utilities	2.6
Real Estate	2.3
Materials	2.2

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent, Inc. (a)	2,837	51,662
Iridium Communications, Inc.	838	44,037
Verizon Communications, Inc.	33,987	1,158,277
		1,253,976
Entertainment - 1.4%
Activision Blizzard, Inc.	6,511	603,960
Madison Square Garden Sports Corp.	269	57,230
Netflix, Inc. (a)	2,676	1,174,684
Roku, Inc. Class A (a)	605	58,243
Spotify Technology SA (a)	261	38,996
The Walt Disney Co. (a)	11,031	980,546
World Wrestling Entertainment, Inc. Class A	602	63,210
		2,976,869
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (a)	60,248	7,996,115
IAC, Inc. (a)	614	42,734
Meta Platforms, Inc. Class A (a)	12,394	3,948,728
Pinterest, Inc. Class A (a)	1,541	44,674
		12,032,251
Media - 0.7%
Cable One, Inc.	58	41,989
Comcast Corp. Class A	25,906	1,172,506
Liberty Media Corp. Liberty SiriusXM Series A (a)	2,222	70,437
Nexstar Broadcasting Group, Inc. Class A	363	67,779
Sirius XM Holdings, Inc. (b)	12,011	61,256
The Trade Desk, Inc. (a)	495	45,174
		1,459,141
TOTAL COMMUNICATION SERVICES		17,722,237
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.1%
Autoliv, Inc.	618	62,375
Gentex Corp.	1,785	59,940
Lear Corp.	695	107,558
Visteon Corp. (a)	272	41,912
		271,785
Automobiles - 2.2%
Ford Motor Co.	33,222	438,863
Rivian Automotive, Inc. (a)	1,168	32,284
Tesla, Inc. (a)	15,920	4,257,486
		4,728,633
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	49,704	6,644,431
Kohl's Corp.	2,180	62,021
Macy's, Inc.	3,080	51,097
		6,757,549
Distributors - 0.1%
LKQ Corp.	5,115	280,251
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,220	41,004
Service Corp. International	803	53,520
		94,524
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	623	94,814
ARAMARK Holdings Corp.	1,642	66,288
Booking Holdings, Inc. (a)	259	769,437
Boyd Gaming Corp.	1,324	90,456
Choice Hotels International, Inc.	385	50,339
Churchill Downs, Inc.	393	45,529
Hyatt Hotels Corp. Class A	604	76,315
Light & Wonder, Inc. Class A (a)	572	40,212
Marriott Vacations Worldwide Corp.	516	66,311
McDonald's Corp.	5,480	1,606,736
Penn Entertainment, Inc. (a)	1,631	42,879
Planet Fitness, Inc. (a)	584	39,443
Starbucks Corp.	7,418	753,446
Texas Roadhouse, Inc. Class A	971	108,315
Vail Resorts, Inc.	311	73,237
Wendy's Co.	2,155	46,311
Wyndham Hotels & Resorts, Inc.	1,078	83,998
		4,054,066
Household Durables - 0.4%
KB Home	751	40,531
Leggett & Platt, Inc.	1,875	54,863
NVR, Inc. (a)	70	441,451
Taylor Morrison Home Corp. (a)	832	40,285
Tempur Sealy International, Inc.	1,999	89,215
Toll Brothers, Inc.	1,532	123,066
TopBuild Corp. (a)	166	45,472
		834,883
Specialty Retail - 2.0%
AutoNation, Inc. (a)	478	76,948
Best Buy Co., Inc.	2,681	222,657
Burlington Stores, Inc. (a)	433	76,909
Five Below, Inc. (a)	218	45,418
Floor & Decor Holdings, Inc. Class A (a)	642	73,734
Gap, Inc. (b)	5,496	56,609
Lithia Motors, Inc. Class A (sub. vtg.)	223	69,248
Murphy U.S.A., Inc.	291	89,346
Penske Automotive Group, Inc. (b)	650	104,923
RH (a)	280	108,688
Ross Stores, Inc.	5,025	576,066
The Home Depot, Inc.	6,910	2,306,834
Ulta Beauty, Inc. (a)	695	309,136
Valvoline, Inc.	1,333	50,614
Williams-Sonoma, Inc.	558	77,361
		4,244,491
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	7,666	846,250
Ralph Lauren Corp.	1,221	160,354
		1,006,604
TOTAL CONSUMER DISCRETIONARY		22,272,786
CONSUMER STAPLES - 6.3%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	6,020	425,012
Keurig Dr. Pepper, Inc.	17,478	594,427
PepsiCo, Inc.	9,480	1,777,121
The Coca-Cola Co.	28,094	1,739,861
		4,536,421
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	2,642	57,411
BJ's Wholesale Club Holdings, Inc. (a)	1,298	86,070
Casey's General Stores, Inc.	367	92,726
Costco Wholesale Corp.	2,651	1,486,336
Performance Food Group Co. (a)	923	55,158
Target Corp.	4,140	564,986
U.S. Foods Holding Corp. (a)	1,792	76,572
Walmart, Inc.	8,163	1,304,937
		3,724,196
Food Products - 1.0%
Campbell Soup Co.	8,799	403,170
Darling Ingredients, Inc. (a)	642	44,459
Flowers Foods, Inc.	3,725	92,045
Ingredion, Inc.	429	47,731
Kellogg Co.	9,691	648,231
Post Holdings, Inc. (a)(b)	1,180	100,654
The Hershey Co.	3,048	705,033
		2,041,323
Household Products - 1.5%
Colgate-Palmolive Co.	11,910	908,257
Procter & Gamble Co.	14,616	2,284,481
		3,192,738
TOTAL CONSUMER STAPLES		13,494,678
ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Halliburton Co.	11,156	435,976
Schlumberger Ltd.	10,030	585,150
		1,021,126
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	698	112,978
Chesapeake Energy Corp.	656	55,327
Chevron Corp.	13,214	2,162,603
Chord Energy Corp.	257	40,308
CNX Resources Corp. (a)	2,386	48,674
Diamondback Energy, Inc.	3,622	533,593
Exxon Mobil Corp.	27,140	2,910,494
Kinder Morgan, Inc.	31,815	563,444
Marathon Oil Corp.	19,291	506,775
Matador Resources Co.	766	42,613
Murphy Oil Corp.	1,747	75,593
Occidental Petroleum Corp.	6,345	400,560
Ovintiv, Inc.	2,264	104,348
PDC Energy, Inc.	558	42,347
Range Resources Corp.	1,736	54,562
Southwestern Energy Co. (a)	6,750	43,740
		7,697,959
TOTAL ENERGY		8,719,085
FINANCIALS - 12.4%
Banks - 3.0%
Bank of America Corp.	57,848	1,851,136
Bank OZK	1,114	48,715
Columbia Banking Systems, Inc.	2,562	57,261
Commerce Bancshares, Inc.	1,090	57,966
Cullen/Frost Bankers, Inc.	546	59,285
First Citizens Bancshares, Inc.	33	47,233
First Horizon National Corp.	4,342	59,181
JPMorgan Chase & Co.	19,363	3,058,579
New York Community Bancorp, Inc.	4,580	63,525
Pinnacle Financial Partners, Inc.	1,256	95,330
Prosperity Bancshares, Inc.	1,083	68,576
Synovus Financial Corp.	1,391	47,155
U.S. Bancorp	18,269	724,914
Webster Financial Corp.	1,383	65,444
Wintrust Financial Corp.	886	74,743
		6,379,043
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	289	40,067
Ameriprise Financial, Inc.	1,439	501,420
Ares Management Corp.	972	96,442
Blackstone, Inc.	1,189	124,595
Carlyle Group LP	3,088	110,087
Charles Schwab Corp.	9,889	653,663
Evercore, Inc. Class A	707	95,487
Franklin Resources, Inc.	6,975	203,949
Houlihan Lokey	403	40,240
Interactive Brokers Group, Inc.	994	86,806
Jefferies Financial Group, Inc.	3,311	121,812
KKR & Co. LP	1,965	116,682
Lazard Ltd. Class A	1,256	44,086
LPL Financial	284	65,138
Morgan Stanley	11,986	1,097,438
SEI Investments Co.	1,589	100,091
Stifel Financial Corp.	1,199	76,184
Tradeweb Markets, Inc. Class A	1,032	84,407
		3,658,594
Consumer Finance - 0.5%
Ally Financial, Inc.	3,330	101,698
American Express Co.	4,773	806,064
SLM Corp.	2,590	41,906
		949,668
Financial Services - 4.9%
Apollo Global Management, Inc.	1,333	108,919
Berkshire Hathaway, Inc. Class B (a)	11,163	3,928,929
Block, Inc. Class A (a)	1,183	95,267
Equitable Holdings, Inc.	3,764	107,989
Fidelity National Information Services, Inc.	6,145	371,035
FleetCor Technologies, Inc. (a)	1,162	289,233
MasterCard, Inc. Class A	5,636	2,222,162
PayPal Holdings, Inc. (a)	8,076	612,322
The Western Union Co.	4,584	55,833
Visa, Inc. Class A	11,025	2,620,973
Voya Financial, Inc.	1,310	97,281
		10,509,943
Insurance - 2.1%
AFLAC, Inc.	9,050	654,677
American Financial Group, Inc.	1,031	125,380
Arch Capital Group Ltd. (a)	4,865	377,962
Arthur J. Gallagher & Co.	3,454	741,919
Axis Capital Holdings Ltd.	874	48,175
Fidelity National Financial, Inc.	3,681	144,185
Loews Corp.	6,170	386,551
Markel Group, Inc. (a)	119	172,515
Old Republic International Corp.	3,084	85,026
Prudential Financial, Inc.	8,729	842,261
Reinsurance Group of America, Inc.	320	44,912
RenaissanceRe Holdings Ltd.	240	44,822
Selective Insurance Group, Inc.	478	49,325
Unum Group	1,093	53,131
W.R. Berkley Corp.	6,966	429,733
Willis Towers Watson PLC	1,694	357,993
		4,558,567
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	6,008	61,222
Annaly Capital Management, Inc.	4,222	84,820
Rithm Capital Corp.	8,570	86,386
Starwood Property Trust, Inc. (b)	9,809	203,439
		435,867
TOTAL FINANCIALS		26,491,682
HEALTH CARE - 12.5%
Biotechnology - 2.0%
AbbVie, Inc.	11,488	1,718,375
Alnylam Pharmaceuticals, Inc. (a)	303	59,206
BioMarin Pharmaceutical, Inc. (a)	549	48,274
Gilead Sciences, Inc.	10,207	777,161
Horizon Therapeutics PLC (a)	517	51,840
Moderna, Inc. (a)	2,060	242,380
Neurocrine Biosciences, Inc. (a)	555	56,549
Regeneron Pharmaceuticals, Inc. (a)	773	573,496
Seagen, Inc. (a)	273	52,356
Vertex Pharmaceuticals, Inc. (a)	2,028	714,546
		4,294,183
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	13,124	1,461,095
Align Technology, Inc. (a)	643	242,983
Boston Scientific Corp. (a)	18,063	936,567
DexCom, Inc. (a)	3,227	401,955
Envista Holdings Corp. (a)	1,325	45,593
GE Healthcare Holding LLC	4,428	345,384
Globus Medical, Inc. (a)	1,175	70,817
ICU Medical, Inc. (a)	287	51,138
Inspire Medical Systems, Inc. (a)	123	35,401
Intuitive Surgical, Inc. (a)	2,580	836,952
Masimo Corp. (a)	293	35,834
Penumbra, Inc. (a)	167	50,661
ResMed, Inc.	2,118	470,937
The Cooper Companies, Inc.	989	386,956
		5,372,273
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	821	64,884
Centene Corp. (a)	5,930	403,774
Chemed Corp.	144	75,037
CVS Health Corp.	11,488	858,039
DaVita HealthCare Partners, Inc. (a)	1,374	140,134
Encompass Health Corp.	792	52,296
HCA Holdings, Inc.	2,053	560,079
Humana, Inc.	1,285	587,027
Tenet Healthcare Corp. (a)	587	43,867
UnitedHealth Group, Inc.	6,185	3,131,898
Universal Health Services, Inc. Class B	926	128,677
		6,045,712
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	1,630	48,525
Veeva Systems, Inc. Class A (a)	473	96,596
		145,121
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	3,114	64,055
Bruker Corp.	536	36,834
Danaher Corp.	4,566	1,164,604
ICON PLC (a)	163	40,980
QIAGEN NV (a)	1,561	73,086
Thermo Fisher Scientific, Inc.	2,570	1,410,056
		2,789,615
Pharmaceuticals - 3.7%
Elanco Animal Health, Inc. (a)	4,165	50,272
Eli Lilly & Co.	4,769	2,167,749
Jazz Pharmaceuticals PLC (a)	403	52,559
Johnson & Johnson	16,345	2,738,278
Merck & Co., Inc.	14,902	1,589,298
Pfizer, Inc.	34,488	1,243,637
Royalty Pharma PLC	1,586	49,769
		7,891,562
TOTAL HEALTH CARE		26,538,466
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	776	53,544
HEICO Corp.	843	148,351
Howmet Aerospace, Inc.	9,010	460,771
Lockheed Martin Corp.	2,103	938,716
Raytheon Technologies Corp.	10,658	937,158
The Boeing Co. (a)	3,604	860,815
Woodward, Inc.	435	52,365
		3,451,720
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)	712	47,754
United Parcel Service, Inc. Class B	6,420	1,201,375
		1,249,129
Building Products - 0.5%
Advanced Drain Systems, Inc.	347	42,331
Allegion PLC	2,706	316,223
Builders FirstSource, Inc. (a)	338	48,817
Carlisle Companies, Inc.	551	152,737
Fortune Brands Home & Security, Inc.	1,533	108,950
Lennox International, Inc.	412	151,385
Owens Corning	849	118,852
Trex Co., Inc. (a)	929	64,231
		1,003,526
Commercial Services & Supplies - 0.8%
Cintas Corp.	1,672	839,411
Clean Harbors, Inc. (a)	300	49,878
Driven Brands Holdings, Inc. (a)	1,652	42,737
RB Global, Inc.	852	54,937
Republic Services, Inc.	4,556	688,457
Tetra Tech, Inc.	298	50,425
		1,725,845
Construction & Engineering - 0.0%
AECOM	1,158	100,746
Willscot Mobile Mini Holdings (a)	937	44,929
		145,675
Electrical Equipment - 0.4%
AMETEK, Inc.	3,060	485,316
Hubbell, Inc. Class B	302	94,224
nVent Electric PLC	1,151	60,865
Regal Rexnord Corp.	517	80,745
Sensata Technologies, Inc. PLC	1,801	76,092
		797,242
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	1,653	337,113
Knight-Swift Transportation Holdings, Inc. Class A	1,384	84,078
Landstar System, Inc.	456	92,837
Saia, Inc. (a)	116	49,084
Uber Technologies, Inc. (a)	2,210	109,307
Union Pacific Corp.	4,215	977,964
XPO, Inc. (a)	955	66,124
		1,716,507
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	6,347	1,232,143
Machinery - 1.8%
AGCO Corp.	330	43,923
Caterpillar, Inc.	3,496	927,034
CNH Industrial NV	2,749	39,476
Donaldson Co., Inc.	626	39,332
Dover Corp.	4,801	700,802
Graco, Inc.	2,005	159,057
IDEX Corp.	1,655	373,716
ITT, Inc.	949	94,520
Lincoln Electric Holdings, Inc.	712	142,906
Middleby Corp. (a)	885	134,387
Oshkosh Corp.	485	44,654
PACCAR, Inc.	6,716	578,449
Timken Co.	706	65,559
Toro Co.	392	39,847
Westinghouse Air Brake Tech Co.	3,342	395,826
		3,779,488
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	19,492	326,491
JetBlue Airways Corp. (a)	13,132	102,036
		428,527
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	1,137	137,668
CACI International, Inc. Class A (a)	235	82,353
Clarivate Analytics PLC (a)(b)	4,180	39,752
Genpact Ltd.	1,472	53,124
KBR, Inc.	1,453	89,345
Paylocity Holding Corp. (a)	266	60,342
Science Applications International Corp.	712	86,394
SS&C Technologies Holdings, Inc.	3,248	189,196
TransUnion Holding Co., Inc.	1,174	93,556
		831,730
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	938	39,715
Ferguson PLC	830	134,145
MSC Industrial Direct Co., Inc. Class A	405	40,873
SiteOne Landscape Supply, Inc. (a)	231	39,270
Watsco, Inc.	254	96,060
WESCO International, Inc.	334	58,640
		408,703
TOTAL INDUSTRIALS		16,770,235
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.8%
Ciena Corp. (a)	1,103	46,547
Cisco Systems, Inc.	28,881	1,502,967
Ubiquiti, Inc. (b)	224	39,794
		1,589,308
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	10,226	903,058
Arrow Electronics, Inc. (a)	681	97,070
Jabil, Inc.	681	75,366
TD SYNNEX Corp.	746	73,638
		1,149,132
IT Services - 1.5%
Accenture PLC Class A	4,200	1,328,670
Amdocs Ltd.	1,024	95,887
Cloudflare, Inc. (a)	904	62,168
Cognizant Technology Solutions Corp. Class A	6,819	450,259
GoDaddy, Inc. (a)	1,253	96,594
IBM Corp.	6,976	1,005,800
MongoDB, Inc. Class A (a)	112	47,421
Okta, Inc. (a)	879	67,560
Snowflake, Inc. (a)	255	45,316
Twilio, Inc. Class A (a)	875	57,776
		3,257,451
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	10,356	1,184,726
Broadcom, Inc.	2,611	2,346,375
Enphase Energy, Inc. (a)	1,062	161,243
Entegris, Inc.	1,387	152,168
GlobalFoundries, Inc. (a)	614	39,106
Intel Corp.	26,742	956,561
Lam Research Corp.	1,672	1,201,315
Lattice Semiconductor Corp. (a)	724	65,841
Micron Technology, Inc.	8,657	618,023
MKS Instruments, Inc.	804	87,773
NVIDIA Corp.	13,960	6,523,368
Qualcomm, Inc.	7,517	993,522
Skyworks Solutions, Inc.	3,012	344,482
Synaptics, Inc. (a)	462	41,723
Teradyne, Inc.	3,049	344,354
Texas Instruments, Inc.	7,015	1,262,700
Universal Display Corp.	392	57,185
Wolfspeed, Inc. (a)(b)	480	31,632
		16,412,097
Software - 10.0%
Adobe, Inc. (a)	2,803	1,530,915
Atlassian Corp. PLC (a)	284	51,671
Bentley Systems, Inc. Class B	756	40,733
Black Knight, Inc. (a)	877	61,671
Crowdstrike Holdings, Inc. (a)	537	86,811
Datadog, Inc. Class A (a)	473	55,209
DocuSign, Inc. (a)	1,055	56,780
Dolby Laboratories, Inc. Class A	1,169	103,585
Dropbox, Inc. Class A (a)	3,946	106,345
Dynatrace, Inc. (a)	1,079	59,011
Elastic NV (a)	815	54,157
Five9, Inc. (a)	494	43,349
Guidewire Software, Inc. (a)	590	50,044
HubSpot, Inc. (a)	101	58,636
Intuit, Inc.	1,891	967,625
Manhattan Associates, Inc. (a)	286	54,517
Microsoft Corp.	41,519	13,947,062
NCR Corp. (a)	1,582	42,524
Oracle Corp.	10,339	1,212,041
Palantir Technologies, Inc. (a)	3,050	60,512
Palo Alto Networks, Inc. (a)	2,389	597,154
Qualys, Inc. (a)	393	54,548
RingCentral, Inc. (a)	1,169	48,350
Salesforce, Inc. (a)	6,094	1,371,211
Splunk, Inc. (a)	766	82,981
Unity Software, Inc. (a)	888	40,706
VMware, Inc. Class A (a)	849	133,828
Workday, Inc. Class A (a)	789	187,096
Zoom Video Communications, Inc. Class A (a)	986	72,323
Zscaler, Inc. (a)	397	63,671
		21,295,066
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	81,467	16,004,184
TOTAL INFORMATION TECHNOLOGY		59,707,238
MATERIALS - 2.2%
Chemicals - 1.6%
Ashland, Inc.	672	61,394
Axalta Coating Systems Ltd. (a)	4,541	145,312
Celanese Corp. Class A	2,779	348,459
Dow, Inc.	11,749	663,466
Eastman Chemical Co.	3,092	264,613
Element Solutions, Inc.	2,184	45,777
Huntsman Corp.	2,630	78,295
Linde PLC	3,860	1,507,986
Olin Corp.	1,145	66,044
RPM International, Inc.	1,760	181,826
Westlake Corp.	417	57,338
		3,420,510
Construction Materials - 0.1%
Eagle Materials, Inc.	354	65,267
Knife River Holding Co.	1,329	57,772
		123,039
Containers & Packaging - 0.2%
Aptargroup, Inc.	672	81,621
Berry Global Group, Inc.	1,362	89,306
Crown Holdings, Inc.	1,310	121,516
Graphic Packaging Holding Co.	3,156	76,375
Silgan Holdings, Inc.	984	43,148
Sonoco Products Co. (b)	1,120	65,677
		477,643
Metals & Mining - 0.3%
Alcoa Corp.	1,472	53,272
Cleveland-Cliffs, Inc. (a)	2,603	45,943
Newmont Corp.	9,453	405,723
Reliance Steel & Aluminum Co.	217	63,551
Royal Gold, Inc.	278	33,399
Southern Copper Corp.	565	49,404
United States Steel Corp.	1,721	43,886
		695,178
TOTAL MATERIALS		4,716,370
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	954	61,800
American Homes 4 Rent Class A	4,829	180,991
American Tower Corp.	4,121	784,268
Americold Realty Trust	1,509	48,922
Apartment Income (REIT) Corp.	1,272	43,935
Brixmor Property Group, Inc.	3,361	76,429
CubeSmart	1,582	68,596
EastGroup Properties, Inc.	428	75,833
Equity Lifestyle Properties, Inc.	2,432	173,110
Extra Space Storage, Inc.	511	71,320
First Industrial Realty Trust, Inc.	1,363	70,467
Gaming & Leisure Properties	2,874	136,400
Healthcare Trust of America, Inc.	2,946	57,535
Healthpeak Properties, Inc.	19,501	425,707
Kilroy Realty Corp.	1,290	46,053
Kite Realty Group Trust	2,216	50,702
Lamar Advertising Co. Class A	971	95,838
Medical Properties Trust, Inc. (b)	4,505	45,455
Mid-America Apartment Communities, Inc.	4,522	676,763
NNN (REIT), Inc.	1,538	65,642
Omega Healthcare Investors, Inc.	2,114	67,437
Prologis (REIT), Inc.	8,338	1,040,166
Rexford Industrial Realty, Inc.	1,536	84,618
Spirit Realty Capital, Inc.	1,207	48,678
Stag Industrial, Inc.	1,582	57,427
Sun Communities, Inc.	1,178	153,493
Vornado Realty Trust	2,448	55,031
WP Carey, Inc.	2,274	153,563
		4,916,179
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	82	13,657
TOTAL REAL ESTATE		4,929,836
UTILITIES - 2.6%
Electric Utilities - 1.3%
Exelon Corp.	17,637	738,285
NextEra Energy, Inc.	16,269	1,192,518
OGE Energy Corp.	1,712	61,889
Xcel Energy, Inc.	12,169	763,361
		2,756,053
Multi-Utilities - 1.2%
Ameren Corp.	8,636	739,846
Black Hills Corp.	880	53,090
CMS Energy Corp.	11,209	684,534
DTE Energy Co.	6,478	740,435
NiSource, Inc.	13,547	377,148
		2,595,053
Water Utilities - 0.1%
Essential Utilities, Inc.	2,736	115,705
TOTAL UTILITIES		5,466,811
TOTAL COMMON STOCKS (Cost $190,352,687)		206,829,424

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	1,187,845	1,188,082
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	762,324	762,400
TOTAL MONEY MARKET FUNDS (Cost $1,950,482)		1,950,482

Equity Funds - 1.3%
	Shares	Value ($)
Domestic Equity Funds - 1.3%
iShares S&P 500 Index ETF (Cost $2,517,515)	5,810	2,673,646

Purchased Options - 1.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	58	26,615,968	2,650	05/17/24	74,240
S&P 500 Index	Chicago Board Options Exchange	148	67,916,608	3,050	05/17/24	311,540
S&P 500 Index	Chicago Board Options Exchange	46	21,109,216	3,940	08/18/23	4,830
S&P 500 Index	Chicago Board Options Exchange	47	21,568,112	4,150	09/15/23	40,185
S&P 500 Index	Chicago Board Options Exchange	120	55,067,520	4,220	09/15/23	130,200
S&P 500 Index	Chicago Board Options Exchange	155	71,128,880	3,000	06/21/24	356,500
S&P 500 Index	Chicago Board Options Exchange	43	19,732,528	2,900	06/21/24	87,290
S&P 500 Index	Chicago Board Options Exchange	106	48,642,976	4,250	08/18/23	25,175
S&P 500 Index	Chicago Board Options Exchange	187	85,813,552	4,350	10/20/23	700,315
S&P 500 Index	Chicago Board Options Exchange	177	81,224,592	3,100	07/19/24	508,875

						2,239,150
TOTAL PURCHASED OPTIONS (Cost 4,139,133)						2,239,150

For the period, the average monthly notional amount at value for purchased options in the aggregate was $243,001,250.
TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $198,959,817)	213,692,702
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(534,207)
NET ASSETS - 100.0%	213,158,495

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	575,547	144,598,553	143,986,018	33,178	-	-	1,188,082	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	7,457,321	6,694,921	2,193	-	-	762,400	0.0%
Total	575,547	152,055,874	150,680,939	35,371	-	-	1,950,482

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	17,722,237	17,722,237	-	-
Consumer Discretionary	22,272,786	22,272,786	-	-
Consumer Staples	13,494,678	13,494,678	-	-
Energy	8,719,085	8,719,085	-	-
Financials	26,491,682	26,491,682	-	-
Health Care	26,538,466	26,538,466	-	-
Industrials	16,770,235	16,770,235	-	-
Information Technology	59,707,238	59,707,238	-	-
Materials	4,716,370	4,716,370	-	-
Real Estate	4,929,836	4,929,836	-	-
Utilities	5,466,811	5,466,811	-	-

Money Market Funds	1,950,482	1,950,482	-	-

Equity Funds	2,673,646	2,673,646	-	-

Purchased Options	2,239,150	2,239,150	-	-
Total Investments in Securities:	213,692,702	213,692,702	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	2,239,150	0
Total Equity Risk	2,239,150	0
Total Value of Derivatives	2,239,150	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $746,362) - See accompanying schedule:
Unaffiliated issuers (cost $197,009,335)	$211,742,220
Fidelity Central Funds (cost $1,950,482)	1,950,482

Total Investment in Securities (cost $198,959,817)		$213,692,702
Cash		33,905
Receivable for fund shares sold		204,147
Dividends receivable		150,164
Distributions receivable from Fidelity Central Funds		6,886
Receivable from investment adviser for expense reductions		14,118
Total assets		214,101,922
Liabilities
Payable for fund shares redeemed	$78,740
Accrued management fee	94,881
Distribution and service plan fees payable	990
Other affiliated payables	6,416
Collateral on securities loaned	762,400
Total Liabilities		943,427
Net Assets		$213,158,495
Net Assets consist of:
Paid in capital		$201,251,936
Total accumulated earnings (loss)		11,906,559
Net Assets		$213,158,495

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,321,324 ÷ 122,872 shares)(a)		$10.75
Maximum offering price per share (100/94.25 of $10.75)		$11.41
Class M :
Net Asset Value and redemption price per share ($579,995 ÷ 53,992 shares)(a)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C :
Net Asset Value and offering price per share ($572,339 ÷ 53,424 shares)(a)		$10.71
Fidelity Hedged Equity Fund :
Net Asset Value, offering price and redemption price per share ($209,176,007 ÷ 19,423,045 shares)		$10.77
Class I :
Net Asset Value, offering price and redemption price per share ($593,029 ÷ 55,068 shares)		$10.77
Class Z :
Net Asset Value, offering price and redemption price per share ($915,801 ÷ 85,000 shares)		$10.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$612,603
Income from Fidelity Central Funds (including $2,193 from security lending)		35,371
Total Income		647,974
Expenses
Management fee	$222,245
Distribution and service plan fees	5,626
Independent trustees' fees and expenses	45,737
Total expenses before reductions	273,608
Expense reductions	(51,008)
Total expenses after reductions		222,600
Net Investment income (loss)		425,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,412,237)
Total net realized gain (loss)		(2,412,237)
Change in net unrealized appreciation (depreciation) on investment securities		12,578,729
Net gain (loss)		10,166,492
Net increase (decrease) in net assets resulting from operations		$10,591,866
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period September 1, 2022 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$425,374	$183,275
Net realized gain (loss)	(2,412,237)	(831,002)
Change in net unrealized appreciation (depreciation)	12,578,729	2,154,156
Net increase (decrease) in net assets resulting from operations	10,591,866	1,506,429
Distributions to shareholders	(29,880)	(161,856)

Share transactions - net increase (decrease)	152,349,410	48,902,526
Total increase (decrease) in net assets	162,911,396	50,247,099

Net Assets
Beginning of period	50,247,099	-
End of period	$213,158,495	$50,247,099

Fidelity Advisor® Hedged Equity Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.04
Net realized and unrealized gain (loss)	.80	(.10)
Total from investment operations	.84	(.06)
Distributions from net investment income	- D	(.03)
Total distributions	- D	(.03)
Net asset value, end of period	$10.75	$9.91
Total Return E,F,G	8.51%	(.59)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.94% J	1.34% J
Expenses net of fee waivers, if any	.80% J	.80% J
Expenses net of all reductions	.80% J	.79% J
Net investment income (loss)	.82% J	.90% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,321	$1,317
Portfolio turnover rate K	37% J	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Hedged Equity Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.03
Net realized and unrealized gain (loss)	.80	(.10)
Total from investment operations	.83	(.07)
Distributions from net investment income	- D	(.02)
Total distributions	- D	(.02)
Net asset value, end of period	$10.74	$9.91
Total Return E,F,G	8.40%	(.71)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.19% J	1.54% J
Expenses net of fee waivers, if any	1.05% J	1.05% J
Expenses net of all reductions	1.05% J	1.04% J
Net investment income (loss)	.57% J	.65% J
Supplemental Data
Net assets, end of period (000 omitted)	$580	$509
Portfolio turnover rate K	37% J	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Hedged Equity Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.01
Net realized and unrealized gain (loss)	.81	(.11)
Total from investment operations	.81	(.10)
Distributions from net investment income	-	- D
Net asset value, end of period	$10.71	$9.90
Total Return E,F,G	8.18%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.69% J	2.04% J
Expenses net of fee waivers, if any	1.55% J	1.55% J
Expenses net of all reductions	1.55% J	1.54% J
Net investment income (loss)	.07% J	.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$572	$526
Portfolio turnover rate K	37% J	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Hedged Equity Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.05
Net realized and unrealized gain (loss)	.82	(.10)
Total from investment operations	.87	(.05)
Distributions from net investment income	(.01)	(.04)
Total distributions	(.01)	(.04)
Net asset value, end of period	$10.77	$9.91
Total Return D,E	8.75%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H	1.12% H
Expenses net of fee waivers, if any	.54% H,I	.55% H
Expenses net of all reductions	.54% H	.54% H
Net investment income (loss)	1.08% H	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$209,176	$46,678
Portfolio turnover rate J	37% H	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Hedged Equity Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.05
Net realized and unrealized gain (loss)	.82	(.10)
Total from investment operations	.87	(.05)
Distributions from net investment income	(.01)	(.04)
Total distributions	(.01)	(.04)
Net asset value, end of period	$10.77	$9.91
Total Return D,E	8.75%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69% H	1.04% H
Expenses net of fee waivers, if any	.55% H	.55% H
Expenses net of all reductions	.55% H	.55% H
Net investment income (loss)	1.07% H	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$593	$497
Portfolio turnover rate I	37% H	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Hedged Equity Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.05
Net realized and unrealized gain (loss)	.81	(.10)
Total from investment operations	.87	(.05)
Distributions from net investment income	(.01)	(.04)
Total distributions	(.01)	(.04)
Net asset value, end of period	$10.77	$9.91
Total Return D,E	8.75%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	1.01% H
Expenses net of fee waivers, if any	.50% H	.50% H
Expenses net of all reductions	.50% H	.50% H
Net investment income (loss)	1.12% H	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$916	$720
Portfolio turnover rate I	37% H	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Hedged Equity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Hedged Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, partnerships, capital loss carryforwards and losses deferred due to option transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,083,364
Gross unrealized depreciation	(3,449,023)
Net unrealized appreciation (depreciation)	$14,634,341
Tax cost	$199,058,361

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(552,437)
Long-term	(1,129,547)
Total capital loss carryforward	$(1,681,984)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Fund	163,981,484	17,414,566
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:
Annual % of Class-Level Average Net Assets
Class A	.55%
Class M	.55%
Class C	.55%
Fidelity Hedged Equity Fund	.55%
Class I	.55%
Class Z	.50%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,654	$706
Class M	.25%	.25%	1,296	1,258
Class C	.75%	.25%	2,676	2,592
			$5,626	$4,556
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,244
Class M	273
$2,517
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Hedged Equity Fund	$1,361

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Fund	504,245	3,038,267	(7,496)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Hedged Equity Fund	$246	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2024. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.80%	$920
Class M	1.05%	360
Class C	1.55%	374
Fidelity Hedged Equity Fund	.55%	48,234
Class I	.55%	351
Class Z	.50%	546
		$50,785
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $223.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Hedged Equity Fund
Distributions to shareholders
Class A	$402	$2,528
Class M	103	958
Class C	-	150
Fidelity Hedged Equity Fund	28,636	154,020
Class I	301	1,750
Class Z	438	2,450
Total	$29,880	$161,856

A For the period September 1, 2022 (commencement of operations) through January 31, 2023.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023A	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Hedged Equity Fund
Class A
Shares sold	9,939	133,546	$101,531	$1,303,675
Reinvestment of distributions	42	260	402	2,528
Shares redeemed	(20,058)	(857)	(207,547)	(8,250)
Net increase (decrease)	(10,077)	132,949	$(105,614)	$1,297,953
Class M
Shares sold	2,654	51,229	$28,133	$511,835
Reinvestment of distributions	11	98	103	958
Net increase (decrease)	2,665	51,327	$28,236	$512,793
Class C
Shares sold	281	53,128	$2,818	$530,661
Reinvestment of distributions	-	15	-	150
Net increase (decrease)	281	53,143	$2,818	$530,811
Fidelity Hedged Equity Fund
Shares sold	14,898,928	4,777,239	$154,117,145	$45,999,665
Reinvestment of distributions	2,891	15,347	27,577	149,478
Shares redeemed	(188,117)	(83,243)	(1,896,750)	(808,623)
Net increase (decrease)	14,713,702	4,709,343	$152,247,972	$45,340,520
Class I
Shares sold	4,856	50,000	$52,001	$500,000
Reinvestment of distributions	32	180	301	1,750
Net increase (decrease)	4,888	50,180	$52,302	$501,750
Class Z
Shares sold	13,240	72,944	$132,563	$721,934
Reinvestment of distributions	46	252	438	2,450
Shares redeemed	(891)	(591)	(9,305)	(5,685)
Net increase (decrease)	12,395	72,605	$123,696	$718,699

A For the period September 1, 2022 (commencement of operations) through January 31, 2023.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Hedged Equity Fund	27%	38%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Hedged Equity Fund	88%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Hedged Equity Fund
Class A	.80%
Actual		$ 1,000	$ 1,085.10	$ 4.14
Hypothetical-B		$ 1,000	$ 1,020.83	$ 4.01
Class M	1.05%
Actual		$ 1,000	$ 1,084.00	$ 5.43
Hypothetical-B		$ 1,000	$ 1,019.59	$ 5.26
Class C	1.55%
Actual		$ 1,000	$ 1,081.80	$ 8.00
Hypothetical-B		$ 1,000	$ 1,017.11	$ 7.75
Fidelity® Hedged Equity Fund	.54%
Actual		$ 1,000	$ 1,087.50	$ 2.79
Hypothetical-B		$ 1,000	$ 1,022.12	$ 2.71
Class I	.55%
Actual		$ 1,000	$ 1,087.50	$ 2.85
Hypothetical-B		$ 1,000	$ 1,022.07	$ 2.76
Class Z	.50%
Actual		$ 1,000	$ 1,087.50	$ 2.59
Hypothetical-B		$ 1,000	$ 1,022.32	$ 2.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9905821.100
FHE-SANN-0923
Fidelity® Risk Parity Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary July 31, 2023 (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Emerging Markets Index Fund	10.9
Fidelity International Index Fund	10.6
Fidelity Commodity Strategy Fund	9.5
Fidelity Small Cap Value Index Fund	7.3
Fidelity Long-Term Treasury Bond Index Fund	7.3
iShares J.P. Morgan EM Local Currency Bond ETF	6.0
Fidelity Inflation-Protected Bond Index Fund	4.9
Fidelity Small Cap Index Fund	4.8
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.7
iShares U.S. Treasury Bond ETF	3.2
68.2

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Commodity Strategy Fund of 9.5%.
Futures and Swaps 64.5%

Consolidated Schedule of Investments July 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 48.6%
	Shares	Value ($)
Domestic Equity Funds - 27.1%
Fidelity Commodity Strategy Fund (a)	6,952	698,933
Fidelity Real Estate Index Fund (a)	14,276	217,996
Fidelity Small Cap Index Fund (a)	14,312	355,355
Fidelity Small Cap Value Index Fund (a)	22,793	539,275
Fidelity Total Market Index Fund (a)	773	98,489
SPDR Gold Shares (b)	451	82,240
TOTAL DOMESTIC EQUITY FUNDS		1,992,288
International Equity Funds - 21.5%
Fidelity Emerging Markets Index Fund (a)	76,185	802,227
Fidelity International Index Fund (a)	16,399	777,822
TOTAL INTERNATIONAL EQUITY FUNDS		1,580,049
TOTAL EQUITY FUNDS (Cost $3,414,345)		3,572,337

Fixed-Income Funds - 28.3%
	Shares	Value ($)
Fixed-Income Funds - 25.4%
Fidelity Inflation-Protected Bond Index Fund (a)	38,999	359,185
Fidelity Long-Term Treasury Bond Index Fund (a)	52,752	536,491
iShares iBoxx $ High Yield Corporate Bond ETF	225	16,988
iShares J.P. Morgan EM Local Currency Bond ETF	11,802	443,401
iShares JPMorgan USD Emerging Markets Bond ETF	3,141	275,403
iShares U.S. Treasury Bond ETF	10,484	238,826
TOTAL FIXED-INCOME FUNDS		1,870,294
Global Fixed-Income Funds - 2.9%
Fidelity International Bond Index Fund (a)	23,785	213,832
TOTAL FIXED-INCOME FUNDS (Cost $2,105,765)		2,084,126

U.S. Treasury Obligations - 1.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.34% to 5.35% 10/26/23 (d)(e) (Cost $98,741)	100,000	98,743

Cash Equivalents - 21.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f) (Cost $1,577,001)	1,576,686	1,577,001

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $7,195,852)	7,332,207
NET OTHER ASSETS (LIABILITIES) - 0.3%	20,570
NET ASSETS - 100.0%	7,352,777

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Sep 2023	110,290	3,570	3,570
ICE MSCI Emerging Markets Index Contracts (United States)	3	Sep 2023	158,145	6,886	6,886

TOTAL FUTURES CONTRACTS					10,456
The notional amount of futures purchased as a percentage of Net Assets is 3.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $519,650.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Invesco Senior Loan ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index minus 50 basis points	Monthly	BNP Paribas S.A.	Jan 2024	2,336	49,242	(337)	0	(337)
Invesco Senior Loan ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index minus 125 basis points	Monthly	BNP Paribas S.A.	Oct 2023	46,553	981,337	(6,663)	0	(6,663)
iShares US Treasury Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 10 basis points	Monthly	BNP Paribas S.A.	Nov 2023	14,753	336,516	(1,804)	0	(1,804)
Invesco Senior Loan ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index minus 125 basis points	Monthly	BNP Paribas S.A.	Nov 2023	3,732	78,671	(534)	0	(534)
iShares TIPS Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 15 basis points	Monthly	BNP Paribas S.A.	Nov 2023	2,573	275,285	(687)	0	(687)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index minus 45 basis points	Monthly	BNP Paribas S.A.	Nov 2023	455	33,920	310	0	310
iShares TIPS Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 30 basis points	Monthly	BNP Paribas S.A.	Jan 2024	12,891	1,379,459	(2,978)	0	(2,978)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index minus 150 basis points	Monthly	Goldman Sachs Intl.	Oct 2023	8,707	649,107	6,403	0	6,403
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	3-month US auction rate T-Bill minus 120 basis points	Monthly	Goldman Sachs Intl.	Oct 2023	1,286	95,871	931	0	931
SPDR Gold Shares	Receives	Monthly	Overnight Fin. Rate (SOFR) Index plus 20 basis points	Monthly	Goldman Sachs Intl.	Jan 2024	1	541,656	9,781	0	9,781
iShares J.P. Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index minus 10 basis points	Monthly	Morgan Stanley Capital Services LLC	Nov 2023	568	49,052	559	0	559
TOTAL RETURN SWAPS									4,981	0	4,981

For the period, the average monthly notional amount at value for swaps in the aggregate was $4,921,607.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,698.
(e)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $74,353.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	1,336,627	2,244,613	2,004,239	40,529	-	-	1,577,001	0.0%
Total	1,336,627	2,244,613	2,004,239	40,529	-	-	1,577,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	1,314,000	35,976	605,206	-	(324,571)	278,734	698,933
Fidelity Emerging Markets Index Fund	172,064	638,177	58,184	-	(1,702)	51,872	802,227
Fidelity Inflation-Protected Bond Index Fund	442,321	89,817	171,300	182	(8,155)	6,502	359,185
Fidelity International Bond Index Fund	-	258,636	44,905	2,058	(202)	303	213,832
Fidelity International Index Fund	833,192	130,581	230,787	-	502	44,334	777,822
Fidelity Long-Term Treasury Bond Index Fund	636,668	210,551	264,870	7,411	(22,791)	(23,067)	536,491
Fidelity Real Estate Index Fund	237,762	16,440	25,600	1,257	758	(11,364)	217,996
Fidelity Small Cap Index Fund	370,660	41,852	74,099	1,258	1,517	15,425	355,355
Fidelity Small Cap Value Index Fund	555,772	82,800	109,469	-	402	9,770	539,275
Fidelity Total Market Index Fund	176,997	191,367	283,016	227	10,771	2,370	98,489
	4,739,436	1,696,197	1,867,436	12,393	(343,471)	374,879	4,599,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Risk Parity Cayman Ltd.	253,557	22,000	57,432	-	4,179	(3,096)	219,208

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	3,572,337	3,572,337	-	-

Fixed-Income Funds	2,084,126	2,084,126	-	-

Other Short-Term Investments	98,743	-	98,743	-

Money Market Funds	1,577,001	1,577,001	-	-
Total Investments in Securities:	7,332,207	7,233,464	98,743	-
Derivative Instruments:

Assets
Futures Contracts	10,456	10,456	-	-
Swaps	17,984	-	17,984	-
Total Assets	28,440	10,456	17,984	-

Liabilities
Swaps	(13,003)	-	(13,003)	-
Total Liabilities	(13,003)	-	(13,003)	-
Total Derivative Instruments:	15,437	10,456	4,981	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (b)	9,781	0
Total Commodity Risk	9,781	0
Credit Risk
Swaps (b)	8,203	(7,534)
Total Credit Risk	8,203	(7,534)
Equity Risk
Futures Contracts (a)	10,456	0
Total Equity Risk	10,456	0
Interest Rate Risk
Swaps (b)	0	(5,469)
Total Interest Rate Risk	0	(5,469)
Total Value of Derivatives	28,440	(13,003)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,137,320)	$1,155,601
Fidelity Central Funds (cost $1,577,001)	1,577,001
Other affiliated issuers (cost $4,481,531)	4,599,605

Total Investment in Securities (cost $7,195,852)		$7,332,207
Cash		11,226
Receivable for investments sold		2,135
Receivable for fund shares sold		1,022
Distributions receivable from Fidelity Central Funds		6,049
Bi-lateral OTC swaps, at value		17,984
Receivable from investment adviser for expense reductions		1,028
Total assets		7,371,651
Liabilities
Payable for fund shares redeemed	$21
Bi-lateral OTC swaps, at value	13,003
Accrued management fee	3,583
Distribution and service plan fees payable	1,450
Payable for daily variation margin on futures contracts	95
Other affiliated payables	722
Total Liabilities		18,874
Net Assets		$7,352,777
Net Assets consist of:
Paid in capital		$7,735,745
Total accumulated earnings (loss)		(382,968)
Net Assets		$7,352,777

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,013,044 ÷ 107,864 shares)(a)		$9.39
Maximum offering price per share (100/94.25 of $9.39)		$9.96
Class M :
Net Asset Value and redemption price per share ($1,011,729 ÷ 107,724 shares)(a)		$9.39
Maximum offering price per share (100/96.50 of $9.39)		$9.73
Class C :
Net Asset Value and offering price per share ($1,007,733 ÷ 107,286 shares)(a)		$9.39
Fidelity Risk Parity Fund :
Net Asset Value, offering price and redemption price per share ($2,168,369 ÷ 232,019 shares)		$9.35
Class I :
Net Asset Value, offering price and redemption price per share ($1,136,544 ÷ 121,043 shares)		$9.39
Class Z :
Net Asset Value, offering price and redemption price per share ($1,015,358 ÷ 108,060 shares)		$9.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Consolidated Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends (including $12,393 earned from affiliated issuers)		$20,576
Interest		8,413
Income from Fidelity Central Funds		40,529
Total Income		69,518
Expenses
Management fee	$20,980
Distribution and service plan fees	8,565
Custodian fees and expenses	3,932
Independent trustees' fees and expenses	6,139
Total expenses before reductions	39,616
Expense reductions	(10,641)
Total expenses after reductions		28,975
Net Investment income (loss)		40,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,754
Affiliated issuers	(343,471)
Futures contracts	(4,217)
Swaps	46,812
Total net realized gain (loss)		(299,122)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Investments	10,499
Affiliated issuers	374,879
Futures contracts	326
Swaps	(100,995)
Total change in net unrealized appreciation (depreciation)		284,709
Net gain (loss)		(14,413)
Net increase (decrease) in net assets resulting from operations		$26,130
Consolidated Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period July 7, 2022 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,543	$467,283
Net realized gain (loss)	(299,122)	(171,038)
Change in net unrealized appreciation (depreciation)	284,709	(132,917)
Net increase (decrease) in net assets resulting from operations	26,130	163,328
Distributions to shareholders	(201,742)	(370,684)

Share transactions - net increase (decrease)	316,150	7,419,595
Total increase (decrease) in net assets	140,538	7,212,239

Net Assets
Beginning of period	7,212,239	-
End of period	$7,352,777	$7,212,239

Consolidated Financial Highlights
Fidelity Advisor® Risk Parity Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.86
Net realized and unrealized gain (loss)	(.03)	(.60)
Total from investment operations	.02	.26
Distributions from net investment income	(.27)	(.62)
Total distributions	(.27)	(.62)
Net asset value, end of period	$9.39	$9.64
Total Return D,E,F	.35%	2.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.14% I	2.40% I
Expenses net of fee waivers, if any	.85% I	.85% I
Expenses net of all reductions	.84% I	.84% I
Net investment income (loss)	1.13% I	15.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,013	$1,009
Portfolio turnover rate J	96% I	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Risk Parity Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.84
Net realized and unrealized gain (loss)	(.03)	(.60)
Total from investment operations	.01	.24
Distributions from net investment income	(.26)	(.60)
Total distributions	(.26)	(.60)
Net asset value, end of period	$9.39	$9.64
Total Return D,E,F	.21%	2.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.39% I	2.65% I
Expenses net of fee waivers, if any	1.10% I	1.10% I
Expenses net of all reductions	1.08% I	1.09% I
Net investment income (loss)	.88% I	15.09% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,012	$1,008
Portfolio turnover rate J	96% I	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Risk Parity Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.82
Net realized and unrealized gain (loss)	(.04)	(.60)
Total from investment operations	(.02)	.22
Distributions from net investment income	(.23)	(.58)
Total distributions	(.23)	(.58)
Net asset value, end of period	$9.39	$9.64
Total Return D,E,F	(.09)%	2.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.89% I	3.15% I
Expenses net of fee waivers, if any	1.60% I	1.60% I
Expenses net of all reductions	1.58% I	1.59% I
Net investment income (loss)	.38% I	14.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,008	$1,008
Portfolio turnover rate J	96% I	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Risk Parity Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.27
Net realized and unrealized gain (loss)	(.03)	(.04)
Total from investment operations	.03	.23
Distributions from net investment income	(.28)	(.63)
Total distributions	(.28)	(.63)
Net asset value, end of period	$9.35	$9.60
Total Return D,E	.51%	2.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.89% H	1.26% H
Expenses net of fee waivers, if any	.60% H	.60% H
Expenses net of all reductions	.58% H	.58% H
Net investment income (loss)	1.38% H	7.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,168	$2,036
Portfolio turnover rate I	96% H	163% H

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Risk Parity Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.88
Net realized and unrealized gain (loss)	(.03)	(.61)
Total from investment operations	.03	.27
Distributions from net investment income	(.28)	(.63)
Total distributions	(.28)	(.63)
Net asset value, end of period	$9.39	$9.64
Total Return D,E	.50%	3.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.89% H	2.18% H
Expenses net of fee waivers, if any	.60% H	.60% H
Expenses net of all reductions	.59% H	.59% H
Net investment income (loss)	1.38% H	15.81% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$1,141
Portfolio turnover rate I	96% H	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Risk Parity Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.65	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.97
Net realized and unrealized gain (loss)	(.04)	(.69)
Total from investment operations	.03	.28
Distributions from net investment income	(.28)	(.63)
Total distributions	(.28)	(.63)
Net asset value, end of period	$9.40	$9.65
Total Return D,E	.50%	3.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.84% H	2.23% H
Expenses net of fee waivers, if any	.55% H	.55% H
Expenses net of all reductions	.53% H	.54% H
Net investment income (loss)	1.43% H	17.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,015	$1,011
Portfolio turnover rate I	96% H	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements(Unaudited)
For the period ended July 31, 2023

For the period ended July 31, 2023 (Unaudited)
1. Organization.
Fidelity Risk Parity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Risk Parity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Risk Parity Fund	Fidelity Risk Parity Cayman Ltd.	219,208	3.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 335,506
Gross unrealized depreciation	(234,778)
Net unrealized appreciation (depreciation)	$100,728
Tax cost	$7,246,916

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,473)
Long-term	(2,336)
Total capital loss carryforward	$(15,809)
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Risk Parity Fund
Commodity Risk
Swaps	8,780	(13,608)
Total Commodity Risk	8,780	(13,608)
Credit Risk
Swaps	66,322	(54,295)
Total Credit Risk	66,322	(54,295)
Equity Risk
Futures Contracts	(12,854)	6,062
Total Equity Risk	(12,854)	6,062
Interest Rate Risk
Futures Contracts	8,637	(5,736)
Swaps	(28,290)	(33,092)
Total Interest Rate Risk	(19,653)	(38,828)
Totals	42,595	(100,669)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Risk Parity Fund	2,722,884	2,528,523
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.60%
Class M	.60%
Class C	.60%
Fidelity Risk Parity Fund	.60%
Class I	.60%
Class Z	.55%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,226	$1,225
Class M	.25%	.25%	2,450	2,446
Class C	.75%	.25%	4,889	4,888
			$8,565	$8,559

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	7
$13

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Risk Parity Fund	$ 24

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2024. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.85%	$854
Class M	1.10%	855
Class C	1.60%	855
Fidelity Risk Parity Fund	.60%	1,806
Class I	.60%	964
Class Z	.55%	855
		$6,189

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expense by $520.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,932.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Risk Parity Fund
Distributions to shareholders
Class A	$28,143	$60,367
Class M	26,778	59,224
Class C	23,943	56,987
Fidelity Risk Parity Fund	59,977	63,034
Class I	33,366	69,528
Class Z	29,535	61,544
Total	$201,742	$370,684

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period July 7, 2022 (commencement of operations) through January 31, 2023, and for Fidelity Risk Parity Fund for the period September 1, 2022 (commencement of sales of shares) through January 31, 2023.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023A	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Risk Parity Fund
Class A
Shares sold	92	98,825	$842	$988,808
Reinvestment of distributions	3,166	6,606	28,143	60,367
Shares redeemed	-	(825)	-	(8,067)
Net increase (decrease)	3,258	104,606	$28,985	$1,041,108
Class M
Shares sold	151	98,083	$1,381	$980,805
Reinvestment of distributions	3,009	6,481	26,778	59,224
Net increase (decrease)	3,160	104,564	$28,159	$1,040,029
Class C
Shares sold	65	98,298	$600	$982,961
Reinvestment of distributions	2,687	6,236	23,943	56,987
Net increase (decrease)	2,752	104,534	$24,543	$1,039,948
Fidelity Risk Parity Fund
Shares sold	36,789	219,651	$335,194	$2,116,923
Reinvestment of distributions	1,403	2,577	12,388	23,447
Shares redeemed	(18,249)	(10,152)	(166,359)	(93,338)
Net increase (decrease)	19,943	212,076	$181,223	$2,047,032
Class I
Shares sold	-	110,712	$ -	$1,115,000
Reinvestment of distributions	3,757	7,608	33,366	69,528
Shares redeemed	(1,034)	-	(9,661)	-
Net increase (decrease)	2,723	118,320	$23,705	$1,184,528
Class Z
Shares sold	-	117,657	$ -	$1,188,529
Reinvestment of distributions	3,326	6,734	29,535	61,544
Shares redeemed	-	(19,657)	-	(183,123)
Net increase (decrease)	3,326	104,734	$29,535	$1,066,950

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period July 7, 2022 (commencement of operations) through January 31, 2023, and for Fidelity Risk Parity Fund for the period September 1, 2022 (commencement of sales of shares) through January 31, 2023.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %
Fidelity Risk Parity Fund	70%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Risk Parity Fund
Class A	.85%
Actual		$ 1,000	$ 1,003.50	$ 4.22
Hypothetical-B		$ 1,000	$ 1,020.58	$ 4.26
Class M	1.10%
Actual		$ 1,000	$ 1,002.10	$ 5.46
Hypothetical-B		$ 1,000	$ 1,019.34	$ 5.51
Class C	1.60%
Actual		$ 1,000	$ 999.10	$ 7.93
Hypothetical-B		$ 1,000	$ 1,016.86	$ 8.00
Fidelity® Risk Parity Fund	.60%
Actual		$ 1,000	$ 1,005.10	$ 2.98
Hypothetical-B		$ 1,000	$ 1,021.82	$ 3.01
Class I	.60%
Actual		$ 1,000	$ 1,005.00	$ 2.98
Hypothetical-B		$ 1,000	$ 1,021.82	$ 3.01
Class Z	.55%
Actual		$ 1,000	$ 1,005.00	$ 2.73
Hypothetical-B		$ 1,000	$ 1,022.07	$ 2.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9906093.101
RPF-SANN-0923
Fidelity® Macro Opportunities Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary July 31, 2023 (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Top Holdings (% of Fund's net assets)

iShares 7-10 Year Treasury Bond ETF	11.5
Vanguard Consumer Staples ETF	3.1
Vanguard Health Care ETF	3.0
iShares Russell 2000 Index ETF	2.8
iPath Dow Jones-UBS Commodity Index Total Return ETN (issued by Barclays Bank PLC, maturity date 6/12/36)	2.2
iShares MSCI Brazil Index ETF	1.4
SPDR Gold Shares	0.9
24.9

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 78.9%
Forward foreign currency contracts - (13.5)%

Consolidated Schedule of Investments July 31, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 4.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.35% 9/14/23 to 10/26/23 (b)(c) (Cost $513,704)	520,000	513,708

Fixed-Income Funds - 11.5%
	Shares	Value ($)
iShares 7-10 Year Treasury Bond ETF (Cost $1,396,375)	13,647	1,306,564

Other - 2.2%
	Shares	Value ($)
Exchange-Traded Notes-Commodities - 2.2%
iPath Dow Jones-UBS Commodity Index Total Return ETN (issued by Barclays Bank PLC, maturity date 6/12/36) (d) (Cost $251,302)	7,700	252,483

Money Market Funds - 70.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e) (Cost $7,943,116)	7,941,528	7,943,116

Equity Funds - 11.2%
	Shares	Value ($)
Domestic Equity Funds - 7.0%
SPDR Gold Shares (d)	562	102,481
Vanguard Consumer Staples ETF	1,752	348,298
Vanguard Health Care ETF	1,348	333,414
TOTAL DOMESTIC EQUITY FUNDS		784,193
International Equity Funds - 1.4%
iShares MSCI Brazil Index ETF	4,727	160,103
Small Blend Funds - 2.8%
iShares Russell 2000 Index ETF	1,598	317,539
TOTAL EQUITY FUNDS (Cost $1,184,940)		1,261,835

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $11,289,437)	11,277,706
NET OTHER ASSETS (LIABILITIES) - 0.6%	66,496
NET ASSETS - 100.0%	11,344,202

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	36	Sep 2023	7,309,125	(101,589)	(101,589)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	86	Sep 2023	9,186,547	(156,380)	(156,380)

TOTAL PURCHASED					(257,969)

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	4	Sep 2023	510,168	(1,375)	(1,375)

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	23	Sep 2023	530,668	(22,728)	(22,728)
SGX JGB Mini 10yr Contracts (Singapore)	6	Sep 2023	619,422	4,815	4,815

TOTAL EQUITY INDEX CONTRACTS					(17,913)

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Sep 2023	661,094	12,051	12,051

TOTAL SOLD					(7,237)

TOTAL FUTURES CONTRACTS					(265,206)
The notional amount of futures purchased as a percentage of Net Assets is 145.4%
The notional amount of futures sold as a percentage of Net Assets is 20.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $14,493,133.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	496,660	USD	100,335	Bank of America, N.A.	9/15/23	3,867
BRL	729,000	USD	149,969	Bank of America, N.A.	9/15/23	2,979
BRL	1,236,000	USD	249,864	State Street Bank and Trust Co	9/15/23	9,456
GBP	77,500	USD	99,955	BNP Paribas S.A.	9/15/23	(475)
GBP	155,000	USD	200,073	Bank of America, N.A.	9/15/23	(1,114)
GBP	78,367	USD	100,326	Royal Bank of Canada	9/15/23	266
GBP	115,400	USD	150,006	State Street Bank and Trust Co	9/15/23	(1,877)
JPY	66,000,000	USD	479,652	Bank of America, N.A.	9/15/23	(12,355)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						747
Unrealized Appreciation						16,568
Unrealized Depreciation						(15,821)

For the period, the average contract value for forward foreign currency contracts was $737,002.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 40	Jun 2028	ICE	(5%)	Quarterly	5,300,000	(171,343)	0	(171,343)
Republic of Italy	Jun 2028	Goldman Sachs USA	(1%)	Quarterly	100,000	(731)	562	(169)

TOTAL CREDIT DEFAULT SWAPS						(172,074)	562	(171,512)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount at value for swaps in the aggregate was $4,836,667.

Currency Abbreviations
BRL	-	Brazilian real
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
ETN	-	EXCHANGE-TRADED NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $207,483.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $306,225.
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,281,993	5,786,861	2,125,738	150,300	-	-	7,943,116	0.0%
Total	4,281,993	5,786,861	2,125,738	150,300	-	-	7,943,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Global Macro Opportunities Cayman Ltd.	57	361,200	-	-	-	(4,535)	356,722

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	513,708	-	513,708	-

Fixed-Income Funds	1,306,564	1,306,564	-	-

Other	252,483	252,483	-	-

Money Market Funds	7,943,116	7,943,116	-	-

Equity Funds	1,261,835	1,261,835	-	-
Total Investments in Securities:	11,277,706	10,763,998	513,708	-
Derivative Instruments:

Assets
Futures Contracts	16,866	16,866	-	-
Forward Foreign Currency Contracts	16,568	-	16,568	-
Total Assets	33,434	16,866	16,568	-

Liabilities
Futures Contracts	(282,072)	(282,072)	-	-
Forward Foreign Currency Contracts	(15,821)	-	(15,821)	-
Swaps	(172,074)	-	(172,074)	-
Total Liabilities	(469,967)	(282,072)	(187,895)	-
Total Derivative Instruments:	(436,533)	(265,206)	(171,327)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(d)	0	(172,074)
Total Credit Risk	0	(172,074)
Equity Risk
Futures Contracts (b)	4,815	(22,728)
Total Equity Risk	4,815	(22,728)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	16,568	(15,821)
Total Foreign Exchange Risk	16,568	(15,821)
Interest Rate Risk
Futures Contracts (b)	12,051	(259,344)
Total Interest Rate Risk	12,051	(259,344)
Total Value of Derivatives	33,434	(469,967)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consoidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Consolidated Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,346,321)	$3,334,590
Fidelity Central Funds (cost $7,943,116)	7,943,116

Total Investment in Securities (cost $11,289,437)		$11,277,706
Unrealized appreciation on forward foreign currency contracts		16,568
Receivable for fund shares sold		37,420
Distributions receivable from Fidelity Central Funds		33,751
Receivable for daily variation margin on futures contracts		6,260
Receivable from investment adviser for expense reductions		1,382
Other receivables		26
Total assets		11,373,113
Liabilities
Unrealized depreciation on forward foreign currency contracts	$15,821
Payable for fund shares redeemed	11
Bi-lateral OTC swaps, at value	731
Accrued management fee	7,125
Distribution and service plan fees payable	1,301
Payable for daily variation margin on centrally cleared OTC swaps	3,005
Other affiliated payables	917
Total Liabilities		28,911
Net Assets		$11,344,202
Net Assets consist of:
Paid in capital		$12,011,121
Total accumulated earnings (loss)		(666,919)
Net Assets		$11,344,202

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($961,307 ÷ 107,078 shares)(a)		$8.98
Maximum offering price per share (100/94.25 of $8.98)		$9.53
Class M :
Net Asset Value and redemption price per share ($881,452 ÷ 98,448 shares)(a)		$8.95
Maximum offering price per share (100/96.50 of $8.95)		$9.27
Class C :
Net Asset Value and offering price per share ($873,915 ÷ 98,131 shares)(a)		$8.91
Fidelity Macro Opportunities Fund :
Net Asset Value, offering price and redemption price per share ($6,036,787 ÷ 656,541 shares)		$9.19
Class I :
Net Asset Value, offering price and redemption price per share ($1,708,286 ÷ 189,888 shares)		$9.00
Class Z :
Net Asset Value, offering price and redemption price per share ($882,455 ÷ 98,000 shares)		$9.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$28,469
Interest		12,918
Income from Fidelity Central Funds		150,300
Total Income		191,687
Expenses
Management fee	$35,563
Distribution and service plan fees	8,012
Custodian fees and expenses	3,819
Independent trustees' fees and expenses	7,135
Total expenses before reductions	54,529
Expense reductions	(11,272)
Total expenses after reductions		43,257
Net Investment income (loss)		148,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,974
Forward foreign currency contracts	(23,246)
Foreign currency transactions	104
Futures contracts	(48,642)
Swaps	(163,180)
Total net realized gain (loss)		(232,990)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,561)
Forward foreign currency contracts	(6,144)
Assets and liabilities in foreign currencies	(10)
Futures contracts	(298,812)
Swaps	22,525
Total change in net unrealized appreciation (depreciation)		(294,002)
Net gain (loss)		(526,992)
Net increase (decrease) in net assets resulting from operations		$(378,562)
Consolidated Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period July 7, 2022 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,430	$63,360
Net realized gain (loss)	(232,990)	(279,601)
Change in net unrealized appreciation (depreciation)	(294,002)	(153,710)
Net increase (decrease) in net assets resulting from operations	(378,562)	(369,951)
Share transactions - net increase (decrease)	4,607,514	7,485,201
Total increase (decrease) in net assets	4,228,952	7,115,250

Net Assets
Beginning of period	7,115,250	-
End of period	$11,344,202	$7,115,250

Fidelity Advisor® Macro Opportunities Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.11
Net realized and unrealized gain (loss)	(.54)	(.74)
Total from investment operations	(.39)	(.63)
Net asset value, end of period	$8.98	$9.37
Total Return D,E,F	(4.16)%	(6.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.29% I	2.51% I
Expenses net of fee waivers, if any	1.05% I	1.05% I
Expenses net of all reductions	1.04% I	1.05% I
Net investment income (loss)	3.24% I	2.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$961	$971
Portfolio turnover rate J	-% I	68% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Macro Opportunities Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.10
Net realized and unrealized gain (loss)	(.54)	(.75)
Total from investment operations	(.40)	(.65)
Net asset value, end of period	$8.95	$9.35
Total Return D,E,F	(4.28)%	(6.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.54% I	2.78% I
Expenses net of fee waivers, if any	1.30% I	1.30% I
Expenses net of all reductions	1.30% I	1.30% I
Net investment income (loss)	2.99% I	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$881	$921
Portfolio turnover rate J	-% I	68% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Macro Opportunities Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.33	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.07
Net realized and unrealized gain (loss)	(.53)	(.74)
Total from investment operations	(.42)	(.67)
Net asset value, end of period	$8.91	$9.33
Total Return D,E,F	(4.50)%	(6.70)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.04% I	3.28% I
Expenses net of fee waivers, if any	1.80% I	1.80% I
Expenses net of all reductions	1.80% I	1.80% I
Net investment income (loss)	2.49% I	1.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$874	$914
Portfolio turnover rate J	-% I	68% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Macro Opportunities Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.10
Net realized and unrealized gain (loss)	(.55)	(.52)
Total from investment operations	(.39)	(.42)
Net asset value, end of period	$9.19	$9.58
Total Return D,E	(4.07)%	(4.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.04% H	1.50% H
Expenses net of fee waivers, if any	.80% H	.80% H
Expenses net of all reductions	.79% H	.80% H
Net investment income (loss)	3.49% H	2.66% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,037	$1,699
Portfolio turnover rate I	-% H	68% H

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Macro Opportunities Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.12
Net realized and unrealized gain (loss)	(.53)	(.75)
Total from investment operations	(.37)	(.63)
Net asset value, end of period	$9.00	$9.37
Total Return D,E	(3.95)%	(6.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.05% H	2.35% H
Expenses net of fee waivers, if any	.80% H	.80% H
Expenses net of all reductions	.79% H	.79% H
Net investment income (loss)	3.49% H	2.14% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,708	$1,691
Portfolio turnover rate I	-% H	68% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Macro Opportunities Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.12
Net realized and unrealized gain (loss)	(.54)	(.74)
Total from investment operations	(.38)	(.62)
Net asset value, end of period	$9.00	$9.38
Total Return D,E	(4.05)%	(6.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99% H	2.36% H
Expenses net of fee waivers, if any	.75% H	.75% H
Expenses net of all reductions	.74% H	.75% H
Net investment income (loss)	3.54% H	2.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$882	$919
Portfolio turnover rate I	-% H	68% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements(Unaudited)
For the period ended July 31, 2023

For the period ended July 31, 2023 (Unaudited)
1. Organization.
Fidelity Macro Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Macro Opportunities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Macro Opportunities Fund	Fidelity Macro Opportunities Cayman Ltd.	356,722	3.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,838
Gross unrealized depreciation	(559,540)
Net unrealized appreciation (depreciation)	$(447,702)
Tax cost	$11,289,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(82,529)
Long-term	(65,836)
Total capital loss carryforward	$(148,365)

The Fund elected to defer to its next fiscal year approximately $1,157 of ordinary losses recognized during the period January 1, 2023 to January 31, 2023.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Macro Opportunities Fund
Credit Risk
Swaps	(163,180)	22,525
Total Credit Risk	(163,180)	22,525
Equity Risk
Futures Contracts	(24,352)	(8,206)
Purchased Options	2,098	(8,109)
Total Equity Risk	(22,254)	(16,315)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(23,246)	(6,144)
Total Foreign Exchange Risk	(23,246)	(6,144)
Interest Rate Risk
Futures Contracts	(24,290)	(290,606)
Total Interest Rate Risk	(24,290)	(290,606)
Totals	(232,970)	(290,540)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Macro Opportunities Fund	862,086	-
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.80%
Class M	.80%
Class C	.80%
Fidelity Macro Opportunities Fund	.80%
Class I	.80%
Class Z	.75%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,219	$1,135
Class M	.25%	.25%	2,276	2,266
Class C	.75%	.25%	4,517	4,517
			$8,012	$7,918

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35
Class M	2
$37

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Macro Opportunities Fund	149,623	-	-
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2024. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$774
Class M	1.30%	720
Class C	1.80%	713
Fidelity Macro Opportunities Fund	.80%	2,886
Class I	.80%	1,379
Class Z	.75%	721
		$7,193

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expense by $260.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,819.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023A	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Macro Opportunities Fund
Class A
Shares sold	3,626	103,669	$34,459	$1,033,368
Shares redeemed	(217)	-	(1,955)	-
Net increase (decrease)	3,409	103,669	$32,504	$1,033,368
Class M
Shares sold	25	98,423	$225	$983,956
Net increase (decrease)	25	98,423	$225	$983,956
Class C
Shares sold	72	98,059	$663	$980,551
Net increase (decrease)	72	98,059	$663	$980,551
Fidelity Macro Opportunities Fund
Shares sold	497,708	182,920	$4,655,644	$1,760,545
Shares redeemed	(18,511)	(5,576)	(172,370)	(53,383)
Net increase (decrease)	479,197	177,344	$4,483,274	$1,707,162
Class I
Shares sold	10,493	180,457	$100,000	$1,790,750
Shares redeemed	(1,009)	(53)	(9,152)	(500)
Net increase (decrease)	9,484	180,404	$90,848	$1,790,250
Class Z
Shares sold	-	119,054	$-	$1,188,529
Shares redeemed	-	(21,054)	-	(198,615)
Net increase (decrease)	-	98,000	$-	$989,914

A Share transactions for Class A, Class, Class C, Class I and Class Z are for the period July 7, 2022 (commencement of sale of shares) through January 31, 2023, and for Fidelity Macro Opportunities Fund for the period September 1, 2022 (commencement of sale of shares) through January 31, 2023
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Macro Opportunities Fund	40%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Macro Opportunities Fund
Class A	1.05%
Actual		$ 1,000	$ 958.40	$ 5.10
Hypothetical-B		$ 1,000	$ 1,019.59	$ 5.26
Class M	1.30%
Actual		$ 1,000	$ 957.20	$ 6.31
Hypothetical-B		$ 1,000	$ 1,018.35	$ 6.51
Class C	1.80%
Actual		$ 1,000	$ 955.00	$ 8.73
Hypothetical-B		$ 1,000	$ 1,015.87	$ 9.00
Fidelity® Macro Opportunities Fund	.80%
Actual		$ 1,000	$ 959.30	$ 3.89
Hypothetical-B		$ 1,000	$ 1,020.83	$ 4.01
Class I	.80%
Actual		$ 1,000	$ 960.50	$ 3.89
Hypothetical-B		$ 1,000	$ 1,020.83	$ 4.01
Class Z	.75%
Actual		$ 1,000	$ 959.50	$ 3.64
Hypothetical-B		$ 1,000	$ 1,021.08	$ 3.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9904682.101
GMO-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023